Business combinations - Summary of Cash flows arising from the Acquisition (Details) - EUR (€) € in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aforoa Ltd
Acquisitions
Cash consideration paid for acquisition of subsidiary		€ (4,968)
Cash acquired with the subsidiary		48
Net cash paid for acquisition (included in cash used in investing activities)		€ (4,920)
Vaix Limited
Acquisitions
Cash consideration paid for acquisition of subsidiary			€ (21,681)
Cash acquired with the subsidiary			689
Net cash paid for acquisition (included in cash used in investing activities)			(20,992)
Transaction costs of the acquisition (included in cash from operating activities)			(373)
Net cashflow on acquisition of subsidiary			(21,365)
Ortec Sports B.V.
Acquisitions
Cash consideration paid for acquisition of subsidiary			(5,717)
Cash acquired with the subsidiary			25
Net cash paid for acquisition (included in cash used in investing activities)			(5,692)
Transaction costs of the acquisition (included in cash from operating activities)			(235)
Net cashflow on acquisition of subsidiary			(5,927)
NSoft Group
Acquisitions
Cash consideration paid for acquisition of subsidiary			(12,000)
Cash acquired with the subsidiary			1,868
Net cash paid for acquisition (included in cash used in investing activities)			(10,132)
Transaction costs of the acquisition (included in cash from operating activities)			(261)
Net cashflow on acquisition of subsidiary			€ (10,393)
Fresh Eight Limited
Acquisitions
Cash consideration paid for acquisition of subsidiary	€ (12,063)
Cash acquired with the subsidiary	152
Net cash paid for acquisition (included in cash used in investing activities)	(11,911)
Transaction costs of the acquisition (included in cash from operating activities)	(439)
Net cashflow on acquisition of subsidiary	€ (12,350)
Atrium Sports Inc
Acquisitions
Cash consideration paid for acquisition of subsidiary				€ (183,043)
Cash acquired with the subsidiary				1,087
Net cash paid for acquisition (included in cash used in investing activities)				(181,956)
Transaction costs of the acquisition (included in cash from operating activities)				(3,900)
Net cashflow on acquisition of subsidiary				(185,856)
Interact Sport Pty Ltd
Acquisitions
Cash consideration paid for acquisition of subsidiary				(4,671)
Cash acquired with the subsidiary				107
Net cash paid for acquisition (included in cash used in investing activities)				(4,564)
Transaction costs of the acquisition (included in cash from operating activities)				(154)
Net cashflow on acquisition of subsidiary				€ (4,718)